Note 4(a) - Advances for Vessels Under Construction - Advances for Vessels Acquisitions Under Construction (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Balance	$ 6,757
— Advances paid	19,930
—Capitalized expenses	1,076
Balance	$ 27,763